Employee Benefit Plans Summary of All Employee Restricted Equity Award Activity (Detail) - Employee Restricted Equity Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Beginning of year	6,951,373	7,725,227	9,051,564
Add (deduct):
Granted	2,383,475	1,870,660	2,489,976
Vested	(3,220,671)	(2,422,700)	(3,682,644)
Forfeited	(255,329)	(221,814)	(133,669)
End of year	5,858,848	6,951,373	7,725,227
Weighted Average Grant Date Fair Value
Beginning of year	$ 26.18	$ 23.37	$ 21.27
Granted	32.01	31.54	25.20
Vested	22.53	21.50	19.53
Forfeited	28.03	24.64	21.63
End of year	$ 30.47	$ 26.18	$ 23.37
Unrecognized compensation cost related to unvested equity awards	$ 87.1
Period of recognition of compensation expense related to unvested equity awards	2 years 2 months
Dividend Equivalent Units
Add (deduct):
Granted	157,396	165,045	196,947
Weighted Average Grant Date Fair Value
Granted	$ 0	$ 0	$ 0
Performance Shares
Weighted Average Grant Date Fair Value
Target shares	1,513,779
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Expected To Vest Number	3,244,111